SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Net income	¥ 1,582,299	$ 216,774	¥ 2,080,197	¥ 1,194,871
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Operating expenses	(42,036)	(5,759)	(27,675)	(44,655)
Interest income/(expenses)	5,767	790	(12,982)	1,833
Non-operating (expense)/income , net	769	105	1,178	(39)
Share of income of its subsidiaries and the consolidated VIEs	1,617,799	221,638	2,119,676	1,237,732
Net income	¥ 1,582,299	$ 216,774	¥ 2,080,197	¥ 1,194,871